Other Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Fair Values of Other Financial Instruments

		2025		2024
December 31,		Carrying value	Fair value	Carrying value	Fair value
Available-for-sale securities	Level 1	$18	$18	$25	$25
Held-to-maturity investments	Level 2	$5	$5	$—	$—
Long-term debt, less amount due within one year	Level 2	$2,859	$2,919	$3,309	$3,298